Statements of Net Assets Available for Benefits - EBP 032 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 1,489,888,745	$ 1,344,344,557
Receivables:
Notes receivable from participants	18,837,344	16,510,125
Employer contributions	13,678,043	29,453
Other receivables	0	4,345
Total receivables	32,515,387	16,543,923
Total assets	1,522,404,132	1,360,888,480
Liabilities
Excess deferrals due to participants	405,280	344,211
Accrued expenses	21,121	6,000
Total liabilities	426,401	350,211
Net assets available for benefits	$ 1,521,977,731	$ 1,360,538,269